Bridge Loan (Related Party) (Details) - USD ($)		3 Months Ended		9 Months Ended
	Aug. 06, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Bridge Loan (Related Party) [Line Items]
Loan Agreement	$ 1,500,000
Bearing interest interest rate per annum	12.00%
Maturity days	60 days
Percentage of annual interest rate		532.59%		532.59%
Interest Expense, Debt		$ 1,503,000		$ 1,503,000
Bridge Loan [Member]
Bridge Loan (Related Party) [Line Items]
Debt Instrument, Issued, Principal				1,500,000
Deposit Liabilities, Accrued Interest		3,000,000		3,000,000
Bridge loan		3,000,000		3,000,000
Unamortized discount		1,500,000		$ 1,500,000
Interest Expense, Debt		$ 1,500,000